Segment Information (Details)	6 Months Ended
Dec. 31, 2025 Segment
Segment Reporting Information [Line Items]
Description of CODM	Reportable operating segments include components of an entity about which separate financial information is available and which operating gain/(loss) and assets are regularly reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Operating segments	3